FORM 13F

Report for the Calendar Year or Quarter
Ended: September 30, 2010

This Amendment (Check only one.):
   is a restatement
x  adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Kahn Brothers Group, Inc.

Address: 555 Madison Ave., 22nd Floor, NY, NY, 10022

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Manager:
Name: Kenneth Rodwogin
Title: Vice President
Phone: (212) 980-5050

Signature, Place, and Date of Signing:

[Signature]/s/ Kenneth Rodwogin

[City, State]  New York, NY

[Date] November 9, 2010

Report Type (Check only one.):

  13F HOLDINGS REPORT. (Check here if
all holdings of this reporting manager
are reported in this report.)   X
  13F NOTICE. (Check here if no holdings
reported are in this report, and all
holdings are reported by other
reporting manager(s).









FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
NONE


Form 13F Information Table Entry Total:
57

Form 13F Information Table Value Total:
$507,238,578

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


 KAHN BROTHERS GROUP, INC.
 FORM 13F
 September 30, 2010

                                                                  INVEST  VOTING
                                             MARKET               DISCR.   AUTH.
SECURITY                CLASS   CUSIP        VALUE       QTY      SOLE     NONE

COMMON STOCK

AIRBORNE INC.		COM	9269101  	  259,130	   42,550   x      42,550
AMERICAN NAT'L INS. CO	COM  	23645104  	  228,746	    3,011   x       3,011
AMERICAN TEL & TEL    	COM  	030177109 	1,082,992	   37,867   x      37,867
ASTORIA FIN'L         	COM  	46265104	  404,729	   29,694   x      29,694
AUDIOVOX CORP.        	COM  	50757103   13,369,888  	1,954,662   x   1,954,622
AMBAC FIN'L			COM	23139108	   55,500	  100,000	x	100,000
ASTEC INDUST		COM	46224101	2,767,410	   97,000	x	 97,000
BANK OF AMERICA		COM	60505104	  552,663	   42,181  	x      42,181
BP PLC			COM	55622104	3,178,077	   77,194	x	 77,194
BRISTOL MYERS SQUIBB	COM  	110122108  47,544,755	1,753,772  	x   1,753,772
CFS BANCORP			COM 	12525D102	  507,469	  111,287  	x     111,287
CITIGROUP, INC		COM  	172967101  22,887,584	5,853,602  	x   5,853,602
CHEVRONTEXCO CORP.	COM  	166764100	2,261,944	   27,908	x      27,908
COMCAST CL. A		COM	20030N101	2,158,990	  119,413  	x     119,413
CTM MEDIA CL A		COM	22944D104	  464,207	  221,051	x	221,051
CTM MEDIA CL B		COM	22944D203	   22,230	   11,115	x	 11,115
DELMONTE FOODS		COM 	24522P103	  157,320	   12,000	x      12,000
DIME COMM.BANC		COM  	253922108	4,706,350	  339,563  	x     339,563
EXXON MOBIL CORP		COM  	30231G102	1,323,047	   21,412  	x      21,412
FIRST PLACE FIN'L		COM  	33610T109      67,004	   17,726  	x      17,726
FIRST NIAGARA FIN'L	COM	33582V108   6,639,773	  569,938	x     569,938
FLUSHING FINANCIAL CORP	COM  	343873105   6,910,522	  597,796 	x     597,796
GENERAL ELECTRIC		COM	369604103	  323,375	   19,900	x	 19,900
HOLOGIC              	COM 	436440101  21,011,155	1,312,377 	x   1,312,377
IBM                    	COM  	459200101   1,811,561      13,505 	x      13,505
IDT CORP.              	COM  	448947101   9,610,421	  654,661  	x     654,661
IDT CORP. CL. B		COM  	448847309	  749,339      42,121	x      42,121
KANSAS CITY SOUTHERN   	COM  	485170302	  409,452      10,945 	x      10,945
KEYCORP NEW			COM	493267108	  219,545	   27,581	x	 27,581
LANDMARK SVGS. BK.     	COM  	514928100	1,600,823	  100,871   x     100,871
MARSHALL & ISLEY		COM	571834100	   82,326	   11,694	x      11,694
MERCK & CO.			COM  	589331107  54,401,510	1,477,900  	x   1,477,900
MERITOR SVGS BK PA     	COM  	590007100	   51,360	   21,400  	x      21,400
MEDQUIST			COM	584949101   8,060,567	  920,156	x     920,156
MEDCO HEALTH SOL.		COM	58405U102	  895,745	   17,206  	x      17,206
MONSANTO 			COM	66166W101	  515,586	   10,757	x      10,757
MOTOROLA               	COM  	620076109	  102,360	   12,000  	x      12,000
MBIA INC.			COM	55262C100  30,820,938	3,065,760	x   3,065,760
NAM TAI ELEC.		COM  	629865205  11,398,723	2,467,256  	x   2,467,256
NEW YORK COMMUNITY BANC	COM  	649445103  65,761,117	4,046,837	x   4,046,837
NEW YORK MAGIC         	COM  	629484106     319,617	   12,451  	x      12,451
NEWMARKET GROUP		COM	651587107     584,315	    5,140	x       5,140
NOVARTIS ADR           	COM  	66987V109	5,847,969	  101,404  	x     101,404
NY TIMES CL A.		COM	650111107   8,105,715	1,047,250	x   1,047,250
OLD REPUBLIC           	COM  	680223104  36,818,224  	2,658,356  	x   2,658,356
PHI INC. NON-VOTE      	COM  	716604202	  561,931      34,730  	x      34,730
PFIZER INC.            	COM  	717081103  48,077,339	2,800,078  	x   2,800,078
PROVIDENT BANCORP      	COM  	74383A109   8,023,315	  956,295  	x     956,295
PATTERSON ENERGY		COM	703481101  13,534,704	  792,430	x	792,430
QUESTAR CORP.          	COM  	748356102     279,604	   15,950  	x      15,950
SEABOARD CORP.         	COM  	811543107  28,461,741      16,071  	x      16,071
SLM CORP.			COM	78443P106  21,062,915	1,823,629  	x   1,823,629
SYMS CORP              	COM  	871551107	3,331,975     437,267  	x     437,267
TCF FIN'L              	COM  	872275102	  394,453      24,364  	x      24,364
TRAVELERS			COM	89417E109   3,910,548	   75,058	x      75,058
USG INC.			COM	903293405	2,400,580	  182,000	x	182,000
VOLVO                  	COM  	928856400	  147,400  	   10,000  	x      10,000

TOTALS                                  507,238,578  37,266,142  	   37,266,142